UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-22145

Federal Life Trust

(Exact name of registrant as specified in charter)

3750 West Deerfield Road
Riverwoods, Illinois 60015

 (Address of principal executive offices)

William S. Austin
President and Chief Operating Officer
Federal Life Insurance Company (Mutual)
3750 West Deerfield Road
Riverwoods, Illinois 60015

(Name and address of agent for service)

Registrant's telephone number, including area code: (800) 233-3750

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

Item 1.  Reports to Stockholders

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

Federal Life Trust
(A Delaware Series Statutory Trust)

Annual Report
for the Year Ended December 31, 2010

Federal Life Trust
(A Delaware Series Statutory Trust)
December 31, 2010

Table of Contents

Management’s Discussion Regarding the Funds	2

Key Fund Statistics	3

Financial Statements

Individual Series Statements of Assets and Liabilities	7

Individual Series Schedule of Investments	8

Individual Series Statements of Operations	10

Individual Series Statements of Changes in Net Assets	11

Notes to Individual Series Financial Statements	13

Report of Independent Registered Public Accounting Firm	21

Supplementary Information (Unaudited)

Expense Example	22

Renewal of Investment Advisory Agreement	23

Independent Trustees, Interested Trustees & Officers	24

Corporate Dividends Received Deduction	27

Federal Life Trust
(A Delaware Series Statutory Trust)
Management’s Discussion Regarding the Funds
December 31, 2010 (Unaudited)

To our Shareholders: Management’s Discussion Regarding the Funds

On the heels of the stock market’s 2009 recovery advance, 2010 was a year that challenged investors’ conviction about the sustainability of the economic recovery.  During the summer months investor psychology played a significant role. The stock market experienced a meaningful correction and the ten-year Treasury bond, for example, traded up in price, driving its yield down below 2.5%.

From Labor Day through the end of 2010, the stock market recovered and bond yields rose as fears of a “double-dip” recession in the United States receded, improved economic data was reported, and investor psychology became more balanced.

/s/ William S. Austin
William S. Austin
President
Federal Life Trust

Federal Life Equity Portfolio

The Federal Life Equity Portfolio returned 17.10% for the year ended December 31, 2010.  By comparison, the S&P 500 Index and the MSCI EAFE Index returned 15.06% and 7.75%, respectively.

The best performing exchange-traded funds (ETFs) in the portfolio during the period were the Vanguard REIT ETF and the iShares S&P Mid Cap 400 ETF, which returned 28.39% and 26.68%, respectively.  The Vanguard European ETF and the Vanguard Value ETF performed least well in the period, returning 6.02% and 14.45%, respectively.

Federal Life Fixed Income Portfolio

The Federal Life Fixed Income Portfolio returned 6.37% for the year ended December 31, 2010.  By comparison, the Lipper General Bond Index and the Lipper General U.S. Government Index returned 5.42% and 6.53%, respectively.

The best performing exchange-traded funds (ETFs) in the portfolio during the period were the iShares High Yield Corporate Bond ETF and the iShares 10-20 Year Treasury Bond ETF, which returned 11.81% and 9.85%, respectively.  The iShares 1-3 Year Treasury Bond ETF and the iShares 1-3 Year Credit Bond ETF performed least well in the period, returning 2.31% and 2.94%, respectively.

Federal Life Trust
(A Delaware Series Statutory Trust)
Key Fund Statistics
December 31, 2010 (Unaudited)

 Federal Life Equity Portfolio

Total Returns
For the periods ended December 31, 2010

	Three Months	Six Months	One Year	Average Annual Since Inception *
Equity Portfolio	10.47%	24.33%	17.10%	21.90%
S&P 500®Index1	10.76%	23.27%	15.06%	20.51%
MSCI EAFE® Index1	6.61%	24.18%	7.75%	9.77%

*   Commencement of operations was October 30, 2009.

1 Unmanaged index of stocks, bonds, or mutual funds.  It is not possible to invest directly in an index.  The S&P 500® Index is an unmanaged capitalization-weighted index (weighted by the market value of the companies) of 500 stocks listed on various exchanges.  The MSCI EAFE® Index (Europe, Australasia and Far East) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consisted of the following 21 developed markets country indices:  Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Portfolio shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 800-233-3750.  As of December 31, 2009, the gross expense ratio for the Fund was 7.36% (as disclosed in the most recent Prospectus) compared to the December 31, 2010 gross expense ratio of 7.04%.

Performance returns for the Portfolios reflect a fee waiver in effect.  In the absence of such a waiver, the returns would be reduced.

Federal Life has entered into an agreement to limit the fees and/or make expense payments through April 30, 2011 so that actual total annual fund operating expenses of the Portfolio do not exceed 0.25%.

Performance returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Federal Life Trust
(A Delaware Series Statutory Trust)
Key Fund Statistics
December 31, 2010 (Unaudited)

Federal Life Equity Portfolio

Growth & Value	40.6%
Growth	14.8
Value - Large Cap	9.3
Emerging Market – Equity	7.9
Growth & Income	7.6
Region Fund - European	6.2
Region Fund - Asian Pacific Ex Japan	5.2
Money Market Fund	4.2
Sector Fund - Real Estate	3.2
Sector Fund - Energy	1.8

All percentages are based on total net assets.

Federal Life Trust
(A Delaware Series Statutory Trust)
Key Fund Statistics
December 31, 2010 (Unaudited)

 Federal Life Fixed Income Portfolio

Total Returns
 For the periods ended December 31, 2010

	Three Months	Six Months	One Year	Average Annual Since Inception *
Fixed Income Portfolio	-1.37%	1.66%	6.37%	5.41%
Lipper General Bond Funds Index1	-2.13%	1.67%	5.42%	4.25%
Lipper General U.S. Gov’t Funds Index1	-2.22%	0.46%	6.53%	4.65%

*   Commencement of operations was October 30, 2009.

1 Unmanaged index of stocks, bonds, or mutual funds.  It is not possible to invest directly in an index.  The Lipper General Bond Funds Index is an average of funds that do not have any quality or maturity restrictions. The funds intend to keep a bulk of their assets in corporate and government debt issues. The total return of the Lipper General Bond Funds Index does not include the effect of sales charges. You cannot invest directly in the Lipper General Bond Funds Index.  The Lipper General U.S. Government Funds Index is an average of funds that invest at least 65% of their assets in U.S. government and agency issues. The total return of the Lipper General U.S. Government Funds Index does not include the effect of sales charges. You cannot invest directly in the Lipper General U.S. Government Funds Index.

Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Portfolio shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 800-233-3750.  As of December 31, 2009, the gross expense ratio for the Fund was 18.60% (as disclosed in the most recent Prospectus) compared to the December 31, 2010 gross expense ratio of 10.11%.

Federal Life has entered into an agreement to limit the fees and/or make expense payments through April 30, 2011 so that actual total annual fund operating expenses of the Portfolio do not exceed 0.25%.

Performance returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions.

Federal Life Trust
(A Delaware Series Statutory Trust)
Key Fund Statistics
December 31, 2010 (Unaudited)

Federal Life Fixed Income Portfolio

Government/Agency	28.9%
Corporate/Preferred - Investment Grade	26.6
Asset Backed Securities	15.8
Government/Agency - Intermediate Term	11.3
Corporate/Preferred - High Yield	7.8
Money Market Fund	5.7
Government/Agency - Intermediate/Long Term	4.6

All percentages are based on total net assets.

Federal Life Trust
(A Delaware Series Statutory Trust)
Individual Series Statements of Assets and Liabilities
As of December 31, 2010

	Equity Portfolio	Fixed Income Portfolio
Assets:
Short-term investments	$133,307	$60,736
Investments at fair value
Equity Portfolio (Cost $2,472,726)	3,053,311	-
Fixed Income Portfolio (Cost $994,630)	-	1,012,672
Amounts due from Federal Life	8,886	8,520
Interest and dividends receivable	3,149	2,628
Prepaid expenses	5,460	2,064
Total Assets	3,204,113	1,086,620

Liabilities:
Directors' fees	4,680	860
Administration and fund accounting fees	3,822	3,822
Shareholder servicing fees and expenses	1,844	1,693
Custody fees	598	583
Accounts payable	31,942	13,557
Total Liabilities	42,886	20,515
Net Assets	$3,161,227	$1,066,105

Net Assets Consist of:
Paid-in-capital	$2,580,642	$1,048,063
Net unrealized appreciation on investments	580,585	18,042
Net Assets	$3,161,227	$1,066,105

Capital Stock, $.001 Par Value:
Authorized shares	Unlimited	Unlimited
Issued and outstanding shares	256,990	104,742
Net asset value and redemption price per share
(net assets/shares outstanding)	$12.30	$10.18

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Individual Series Schedule of Investments
As of December 31, 2010

	Number of Shares	Equity Portfolio
Investment Companies / ETFs – 96.6%
Emerging Market - Equity - 7.9%
Vanguard Emerging Markets Stock ETF	5,200	$250,380

Growth - 14.8%
Vanguard Growth ETF	7,600	466,792

Growth & Income - 7.6%
iShares Dow Jones Select Dividend Index	4,800	239,328

Growth & Value - 40.6%
iShares S&P MidCap 400 Index	4,100	371,829
iShares S&P SmallCap 600 Index	4,500	308,115
SPDRs Trust Series 1	4,800	603,744
		1,283,688

Region Fund - Asian Pacific Ex Japan - 5.2%
Vanguard Pacific Stock ETF	2,900	165,416

Region Fund - European - 6.2%
Vanguard European ETF	4,000	196,360

Sector Fund - Energy - 1.8%
iShares S&P North American Natural Resources Sector Index	1,400	58,366

Sector Fund - Real Estate - 3.2%
Vanguard REIT Index ETF	1,800	99,666

Value - Large Cap - 9.3%
Vanguard Value ETF	5,500	293,315

Total Investment Companies / ETFs
(Cost $2,472,726) – 96.6%		3,053,311

Money Market Fund – 4.2%
Federated Prime Obligations Fund, Institutional Class	133,307	133,307

Total Investments (Cost $2,606,033) – 100.8%		3,186,618

Liabilities less other assets – (0.8)%		(25,391)

Total Net Assets - 100.0%		$3,161,227

ETF – Exchange Traded Fund
REIT – Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Individual Series Schedule of Investments
As of December 31, 2010

	Number of Shares	Fixed Income Portfolio
Investment Companies / ETFs – 95.0%
Asset Backed Securities – 15.8%
iShares Barclays MBS Bond	1,600	$168,928

Corporate/Preferred - High Yield - 7.8%
iShares iBoxx $ High Yield Corporate Bond	925	83,518

Corporate/Preferred - Investment Grade – 26.6%
iShares Barclays 1-3 Year Credit Bond	480	50,055
iShares iBoxx Investment Grade Corporate Bond	2,150	233,146
		283,201

Government/Agency – 28.9%
iShares Barclays TIPS Bond	700	75,264
Vanguard Total Bond Market ETF	2,900	232,783
		308,047

Government/Agency – Intermediate-Term - 11.3%
iShares Barclays 1-3 Year Treasury Bond	550	46,189
iShares Barclays 3-7 Year Treasury Bond	440	50,446
iShares Barclays 7-10 Year Treasury Bond	250	23,455
		120,090

Government/Agency - Intermediate/Long-Term- 4.6%
iShares Barclays 10-20 Year Treasury Bond	225	25,358
iShares Barclays 20+ Year Treasury Bond	250	23,530
		48,888

Total Investment Companies/ETFs
(Cost $994,630) – 95.0%		1,012,672

Money Market Fund – 5.7%
Federated Prime Obligations Fund, Institutional Class	60,736	60,736

Total Investments
(Cost $1,055,366) - 100.7%		1,073,408

Liabilities less other assets - (0.7)%		(7,303)

Total Net Assets - 100.0%		$1,066,105

ETF – Exchange Traded Fund

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Individual Series Statements of Operations
Year Ended December 31, 2010

	Equity Portfolio	Fixed Income Portfolio

Investment Income:
Dividends	$62,705	$35,848
Interest	134	78

Total Investment Income	62,839	35,926

Expenses:
Professional fees	58,510	16,243
Administration and fund accounting fees	45,000	45,000
Reports to shareholders	26,936	7,308
Shareholder servicing fees and expenses	17,977	17,008
Directors' fees	15,210	3,800
Management fees	7,021	2,615
Custody fees	6,566	6,366
Federal registration fees	157	96
Other expenses	20,300	7,299
Total Expenses Before Reimbursement	197,677	105,735

Expenses Reimbursed	(183,636)	(100,506)

Net Expenses	14,041	5,229

Net Investment Income	48,798	30,697

Realized and Unrealized Gain on Investments:
Capital gain dividends from mutual funds	-	8,658
Increase in unrealized appreciation/depreciation on investments	414,114	24,322

Net Realized and Unrealized Gain on Investments	414,114	32,980

Net Increase in Net Assets Resulting from Operations	$462,912	$63,677

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Individual Series Statements of Changes in Net Assets

	Equity Portfolio
	Year Ended December 31, 2010	Period Ended December 31, 2009*
Changes in Net Assets Resulting from Operations:
Net investment income	$48,798	$24,344
Increase in unrealized appreciation/depreciation on investments	414,114	166,471

Net Increase in Net Assets Resulting from Operations	462,912	190,815

Distributions:
Distributions from ordinary income to shareholders	(49,256)	(23,946)

Total Distributions	(49,256)	(23,946)

Capital Share Transactions:
Proceeds from sale of shares	-	2,507,500
Proceeds from reinvestment of distributions	49,256	23,946

Net Increase from Capital Share Transactions	49,256	2,531,446

Net Increase in Net Assets	462,912	2,698,315

Net Assets:
Beginning of period (Note 1)	2,698,315	-

Total Net Assets, End of Period	$3,161,227	$2,698,315

Accumulated Net Investment Income	-	415

Transactions in Shares:
Shares sold	-	250,742
Proceeds from reinvestment of distributions	4,004	2,244

Net Increase from Transactions in Shares	4,004	252,986

* Commencement of operations was October 30, 2009.

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Individual Series Statements of Changes in Net Assets

	Fixed Income Portfolio
	Year Ended December 31, 2010	Period Ended December 31, 2009*
Changes in Net Assets Resulting from Operations:
Net investment income	$30,697	$5,802
Capital gain dividends from mutual funds	8,658	406
Increase (decrease) in unrealized appreciation/depreciation on investments	24,322	(6,280)

Net Increase (Decrease) in Net Assets Resulting from Operations	63,677	(72)

Distributions:
Distributions from ordinary income to shareholders	(38,626)	(5,965)
Distributions from capital gains to shareholders	(988)	-
Total Distributions	(39,614)	(5,965)

Capital Share Transactions:
Proceeds from sale of shares	-	1,002,500
Proceeds from reinvestment of distributions	39,614	5,965

Net Increase from Capital Share Transactions	39,614	1,008,465

Net Increase in Net Assets	63,677	1,002,428

Net Assets:
Beginning of period (Note 1)	1,002,428	-

Total Net Assets, End of Period	$1,066,105	$1,002,428

Accumulated Net Investment Income	-	-

Transactions in Shares:
Shares sold	-	100,250
Proceeds from reinvestment of distributions	3,892	600

Net Increase from Transactions in Shares	3,892	100,850

* Commencement of operations was October 30, 2009.

The accompanying notes are an integral part of the financial statements.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
December 31, 2010

Note 1 - Industry Operations

The Federal Life Trust (the “Trust”) was organized on November 16, 2007 as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940. The Trust is an open-end, series management investment company with two Portfolios, the Federal Life Equity Portfolio and the Federal Life Fixed Income Portfolio (each a “Portfolio” and collectively the “Portfolios”). The Portfolios are investment vehicles for individual variable deferred annuity contracts issued by Federal Life Variable Annuity Account-A, a separate account. Shares of the Portfolios are offered only to Federal Life Insurance Company (Mutual) and the separate account to fund the benefits of individual variable deferred annuity contracts. Shares are not offered to the general public.

The Federal Life Equity Portfolio seeks to provide investors with capital appreciation. The Portfolio is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a portfolio of securities of exchange-traded funds (each an “ETF” or “Underlying ETF” and collectively, “ETFs” or “Underlying ETFs”).

The Federal Life Fixed Income Portfolio seeks to provide investors with current income and preservation of capital. The Portfolio is a “fund-of-funds” and seeks to achieve its investment objective by investing primarily in a portfolio of securities of ETFs.

Note 2 - Summary of Significant Accounting Policies

Basis of Presentation

The financial statements are presented on the accrual basis of accounting.

Valuation of Investments

Investments in securities traded on a national securities exchange, including ETFs, are valued at the last reported sale price on the principal exchange as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Expenses incurred by the Trust with respect to more than one portfolio are allocated in proportion to the net assets of each portfolio except where allocation of direct expenses to each portfolio or an alternative allocation method can be more appropriately made.

Income Taxes

The Trust’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore no federal or state income tax provision is required.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Trust's tax returns to determine whether these positions

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
December 31, 2010

Note 2 - Summary of Significant Accounting Policies (Continued)

Income Taxes (Continued)

meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Trust recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Trust to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the calendar year December 31, 2010, the Trust did not have a liability for any unrecognized tax benefits. The Trust has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.  At December 31, 2010, the calendar years 2009 and 2010 remain open to examination in the Funds’ major tax jurisdictions.

Distributions to Shareholders

The Portfolios declare and pay dividends annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Note 3 - Investment Advisory Agreement

The Trust, on behalf of the Portfolios, has entered into an Investment Advisory Agreement (the “Agreement”) with FLC Investment Management Company, LLC (the “Adviser”), which is a wholly owned subsidiary of Federal Life Insurance Company (Mutual) (“Federal Life”). Under the terms of the Agreement, the Portfolios pay a monthly investment advisory fee to the Adviser at the annual rate of 0.25% of the Portfolios’ average daily net assets. The Adviser has selected Alley Company, LLC, an independent SEC-registered investment adviser that specializes in separate account equity investment management, to serve as the Subadviser to each Portfolio (“Alley Company” or “Subadviser”). Under the terms of the Investment Subadvisory Agreement between the Trust, the Adviser and the Subadviser (the “Subadvisory Agreement”), the Subadviser receives a management fee (the “Subadviser Management Fee”), payable monthly, for the performance of its services. The annual Subadviser Management Fee is paid out of the Adviser Management Fee and is equal to 0.25% of the average net assets of each Portfolio.

Federal Life has contractually agreed to reimburse the Portfolios’ operating expenses (excluding management fees and expenses not normally considered operating expenses such as extraordinary expenses)  in order to limit total annual operating expenses to 0.25% of the Portfolios’ average daily net assets. For the year ended December 31, 2010, Federal Life reimbursed expenses totaling $183,636 for the Federal Life Equity Portfolio and $100,506 for the Federal Life Fixed Income Portfolio. Federal Life may recover from the Portfolios expenses previously reimbursed if a Portfolio’s expense ratio, including the recovered expenses, falls below the expense limit at the end of the fiscal year. As of December 31, 2010, the amount of these potentially recoverable expenses was $214,082 for the Federal Life Equity Portfolio and $131,658 for the Federal Life Fixed Income Portfolio. Federal Life is permitted to seek reimbursement from the Portfolios for three fiscal years following the fiscal year in which such reimbursements occurred; provided, however, Federal Life may not recapture any amount that would cause the Portfolios to exceed

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
December 31, 2010

Note 3 - Investment Advisory Agreement (Continued)

their annual expense limitation.  The expense reimbursement arrangement shall continue until terminated by Federal Life at any time following one year after the effective date of the most recent registration statement of the Trust.

FED Mutual Financial Services, Inc. (the “Distributor”), an affiliate of the Trust, which is wholly owned by Federal Life, serves as the principal underwriter and national distributor for the shares of the Portfolios. UMB Fund Services, Inc. (“UMBFS”) serves as the Portfolios’ fund accountant and administrator. UMBFS also serves as the Portfolios’ transfer agent and UMB Bank, n.a. (“UMB”), an affiliate of UMBFS, serves as the Portfolios’ custodian.

Certain trustees and officers of the Trust are trustees and officers of one or more of the above affiliates, excluding UMBFS or UMB. The Portfolios do not compensate trustees and officers affiliated with the Portfolios.

Note 4 - Federal Income Taxes

The character of distributions made during the year from net investment loss or net realized gain may differ from character for federal income tax purposes due to differences in the recognition of income expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between capital accounts are made for such differences that are permanent in nature.

As of December 31, 2010, the cost of securities, on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

	Equity Portfolio	Fixed Income Portfolio

Cost of Investments	$2,606,033	$1,055,366

Gross Unrealized Appreciation	580,585	20,525
Gross Unrealized Depreciation	-	(2,483)

Net Unrealized Appreciation on Investments	$580,585	$18,042

As of December 31, 2010, the components of accumulated earnings were as follows:

	Equity Portfolio	Fixed Income Portfolio

Undistributed Ordinary Income	$-	$-
Undistributed Long-Term Capital Gains	-	-

Accumulated Earnings	-	-
Net Unrealized Appreciation	580,585	18,042

Total Accumulated Earnings	$580,585	$18,042

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
December 31, 2010

Note 4 - Federal Income Taxes (Continued)

The tax characters of distributions paid during the taxable years ended December 31, 2010 and 2009 were as follows:

	Equity Portfolio		Fixed Income Portfolio
	December 31, 2010	December 31, 2009	December 31, 2010	December 31, 2009
Distributions Paid from:
Ordinary Income	$49,256	$23,946	$38,626	$5,965
Long-Term Capital Gains	-	-	988	-
Total Distributions	$49,256	$23,946	$39,614	$5,965

Note 5 - Investment Transactions

For the year ended December 31, 2010, cost of purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales

Equity Portfolio	$-	$-
Fixed Income Portfolio	18,767	-

Note 6 - Fair Value Measurements

Under GAAP USA, Fair Value Measurement and Disclosures defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date.  Fair Value Measurement and Disclosures describes three approaches to measuring the fair value of assets and liabilities: the market approach, the income approach and the cost approach.  Each approach includes multiple valuation techniques.  The standard does not prescribe which valuation technique should be used when measuring fair value, but does establish a fair value hierarchy that prioritizes the inputs used in applying the various techniques. Inputs broadly refer to the assumptions that market participants use to make pricing decisions, including assumptions about risk.  Level 1 inputs are given the highest priority in the hierarchy while Level 3 inputs are given the lowest priority.  Assets and liabilities carried at fair value are classified in one of the following three categories based on the nature of the inputs to the valuation technique used:

•
Level 1 - Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis.

•	Level 2 - Observable market-based inputs or unobservable inputs that are corroborated by market data.
•
Level 3 - Unobservable inputs that are not corroborated by market data. These inputs reflect management’s best estimate of fair value using its own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
December 31, 2010

Note 6 - Fair Value Measurements (Continued)

The following tables set forth by level within the fair value hierarchy the company’s assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2010.  As required by Fair Value Measurement and Disclosures, assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  The Trust’s assessment of the significance of a particular input to the fair value measurement requires judgment, and may affect their placement within the fair value hierarchy.

		Recurring Fair Value Measurement at Reporting Date
Description	Fair Value as of December 31, 2010	Quoted Prices in Active Markets for Identical Assets ( Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

Equity Portfolio
Assets
Investment Companies, ETFs	$3,053,311	$3,053,311	$-	$-
Money Market Fund	133,307	133,307	-	-

Fixed Income Portfolio
Assets
Investment Companies, ETFs	1,012,672	1,012,672	-	-
Money Market Fund	60,736	60,736	-	-
	$4,260,026	$4,260,026	$-	$-

All Investment Companies/ETFs held in the Portfolios are Level 1 securities. For a detailed breakout of the Investment Companies/ETFs by investment objective, please refer to Individual Series Schedule of Investments.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
December 31, 2010

Note 7 - Financial Statement Highlights

	Equity Portfolio
	Year Ended December 31, 2010	Period Ended December 31, 2009*
Selected per Share Data
Net asset value, beginning of period	$10.67	$10.00

Income from investment operations:
Net investment income	0.19	0.10
Net realized and unrealized gain on investments	1.63	0.67

Total income from investment operations	1.82	0.77

Distributions:
Less income distributions	(0.19)%	(0.10)%

Total distributions	(0.19)%	(0.10)%

Net asset value, end of period	$12.30	$10.67

Total Return	17.10%	7.65%	(a)

Ratios and Supplemental Data:
Net assets, end of period (000's)	$3,161	$2,698

Ratio of operating expense to average net assets:
With expense reimbursement	0.50%	0.50%	(b)
Without expense reimbursement	7.04%	7.17%	(b)
Ratio of net investment income (loss) to average net assets:
With expense reimbursement	1.74%	5.33%	(b)
Without expense reimbursement	(4.80)%	(1.34)%	(b)
Portfolio turnover rate	0.00%	0.00%	(a)

* Commencement of operations was October 30, 2009.
(a) – Not Annualized.
(b) – Annualized.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
December 31, 2010

Note 7 - Financial Statement Highlights (Continued)
	Fixed Income Portfolio
	Year Ended December 31, 2010	Period Ended December 31, 2009*
Selected per Share Data
Net asset value, beginning of period	$9.94	$10.00

Income (loss) from investment operations:
Net investment income	0.31	0.06
Net realized and unrealized gain (loss) on investments	0.32	(0.06)%

Total income from investment operations	0.63	-

Distributions:
Less distributions from realized gains	(0.01)%	-
Less income distributions	(0.38)%	(0.06)%

Total distributions	(0.39)%	(0.06)%

Net asset value, end of period	$10.18	$9.94

Total Return	6.37%	0.00%	(a)

Ratios and Supplemental Data:
Net assets, end of period (000's)	$1,066	$1,002

Ratio of operating expense to average net assets:
With expense reimbursement	0.50%	0.50%	(b)
Without expense reimbursement	10.11%	18.40%	(b)
Ratio of net investment income (loss) to average net assets:
With expense reimbursement	2.93%	3.33%	(b)
Without expense reimbursement	(6.68)%	(14.57)%	(b)
Portfolio turnover rate	0.00%	0.00%	(a)

* Commencement of operations was October 30, 2009.
(a) – Not Annualized.
(b) – Annualized.

Federal Life Trust
(A Delaware Series Statutory Trust)
Notes to Individual Series Financial Statements
December 31, 2010

Note 8 – Indemnifications

In the normal course of business, the Portfolios enter into contracts that contain a variety of representations, which provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss to be remote.

Note 9 – Subsequent Events

The Portfolios have adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.   Management has evaluated the Portfolios’ related events and transactions and there were no events or transactions that materially impacted the amounts or disclosures in the Portfolios’ financial statements as of the date of their issuance.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Federal Life Trust

We have audited the accompanying individual series statements of assets and liabilities, including the individual series schedule of investments of Federal Life Trust (A Delaware Series Statutory Trust) (the Trust) comprising the Equity and Fixed Income Portfolios as of December 31, 2010, and the related individual series statements of operations for the year then ended and the individual series statements of changes in net assets and the individual series financial highlights for the year ended December 31, 2010 and the period from October 30, 2009 (inception) through December 31, 2009. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2010, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above presents fairly, in all material respects, the financial position of each of the portfolios constituting the Trust as of December 31, 2010, and the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for the year ended December 31, 2010 and the period from October 30, 2009 (inception) through December 31, 2009, in conformity with accounting principles generally accepted in the United States of America (GAAPUSA).

Our audits were conducted for the purpose of forming an opinion on the basic individual series financial statements taken as a whole. The supplementary information appearing on pages 22 - 27 is presented for purposes of additional analysis and is not a required part of the basic individual series financial statements. Such information has not been subjected to the auditing procedures applied in the audits of the basic individual series financial statements and, accordingly, we express no opinion on it.

/s/Blackman Kallick, LLP

Chicago, Illinois
February 28, 2011

Federal Life Trust
(A Delaware Series Statutory Trust)
Supplementary Information (Unaudited)
December 31, 2010

Expense Example

As a shareholder of the Federal Life Trust Portfolios (the “Portfolios”), you incur ongoing costs, including management fees and other Portfolio expenses. If you invest through a financial intermediary, you may also incur additional costs such as a transaction fee charged on the purchase or sale of the Portfolio or an asset-based management fee. The following Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2010 to December 31, 2010.

Actual Expenses

The first line of the following table under each Portfolio’s name entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the following table under each Portfolio's name entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Portfolios' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Portfolios' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different portfolios. In addition, if any costs associated with investing through a financial intermediary were included, your costs would have been higher.

Portfolio	Beginning Account Value 7/1/10	Ending Account Value 12/31/10	Annualized Expense Ratio	Expenses Paid During Period 7/1/10 - 12/31/10*

Equity Portfolio
Actual	$1,000.00	$1,243.30	0.50%	$2.83
Hypothetical	1,000.00	1,022.48	0.50%	2.55

Fixed Income Portfolio
Actual	1,000.00	1,016.60	0.50%	2.54
Hypothetical	1,000.00	1,022.48	0.50%	2.55

* Expenses are equal to each Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by the number of days in the fiscal year (365) (to reflect actual days in the period).

See report of independent registered public accounting firm regarding supplemental information.

Federal Life Trust
(A Delaware Series Statutory Trust)
Supplementary Information (Unaudited)
December 31, 2010

Renewal of Investment Advisory Agreement

The Board of Trustees of the Trust met on June 23, 2010 to consider the first renewal of the investment advisory agreement (the “Advisory Agreement”) between the Trust and FLC Investment Management Company, LLC (the “Adviser”) and the Investment Subadvisory Agreement (the “Subadvisory Agreement” and, together with the Advisory Agreement, the “Advisory Agreements”) between the Trust, the Adviser and Alley Company (the “Subadviser”).  In approving the continuation of the Advisory Agreements, the Trustees considered the following factors and made the following conclusions:

1.           Types, Extent, and Quality of Services Provided.

The Board considered the types, extent, and quality of services provided by the Adviser and the Subadviser, including portfolio management, supervision of Trust operations and compliance, recordkeeping, provision of office space, reporting to the Board and regulatory matters. The Board concluded that the services provided met the needs of the Trust and were high quality in nature.

2.           Investment Performance of the Trust and Adviser.

The Board reviewed overall investment performance information relating to the Trust.  The Board noted the Trust’s favorable performance since inception, considered the performance of the Trust’s benchmarks over time, and attributed such performance to the high quality services provided by the Adviser and the Subadviser. The Board concluded that the Trust and its shareholders were likely to benefit from the Adviser’s and Subadviser’s continued management.

3.           Costs of Services and Profits to be Realized by the Adviser.

The Board considered the Trust’s management fee and total expense ratio relative to industry averages for comparable funds.  The Board noted that the Trust pays the Adviser an investment advisory fee of 0.25% of the Trust’s average daily net assets and that the Adviser pays one hundred percent of this fee to the Subadviser for its services.  The Board noted that the 0.25% advisory fee paid by the Trust to the Adviser is less than advisory fees paid by similar funds for similar services, particularly considering the relatively small amount of assets currently in the Trust.  The Board also noted that the Adviser’s parent has agreed that in the event the operating expenses of either or both portfolios of the Trust, other than the management fee paid to the Adviser, exceed 0.25% of each such portfolio’s average daily net assets, the parent will reimburse the Trust for such excess.  The Board noted that the expense ratio was within the range of fees or lower than the fees charged by comparable funds.  In light of the foregoing, the Board concluded that the management fee and total expense ratio were reasonable.

4.           Possibility that Services May Be Better Obtained From Other Organizations

The Board noted that given the pass through nature of the fee paid to the Adviser, the benefits obtained from the additional services provided by the Adviser as discussed above, and the expense reimbursement arrangement with the Adviser’s parent also discussed above, in light of the performance achieved, that there was not currently a basis to seek alternative advisory services.  The Board also noted that given the cost of the Subadviser’s fees and the performance achieved relative to benchmarks that better services were unlikely to be obtained elsewhere.  Nonetheless, the Board discussed possible alternative providers of the subadvisory services in light of the overall effort to increase assets in the Trust, concluding that alternatives would not currently be sought.

The Board considered all these factors, together with various closely related subfactors.  In considering the Advisory Agreements, the Board did not identify any one factor as determinative, but rather considered these factors collectively in light of the Trust’s particular circumstances.  Based on this review, the Board, including the independent Trustees, determined that the approval of the Advisory Agreements was in the best interest of the Trust and its shareholders.

See report of independent registered public accounting firm regarding supplemental information.

Federal Life Trust
(A Delaware Series Statutory Trust)
Supplementary Information (Unaudited)
December 31, 2010

Independent Trustees

Name, Address and Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During Last 5 years	Number of Portfolios in Portfolio Complex Overseen by Trustee	Other Trusteeships Held By Trustee

Paul H. Berghoff, Jr.(1) 3750 West Deerfield Road Riverwoods, Illinois 60015 (45)	Trustee	Since 2008	Mr. Berghoff is President of Berghoff & Co., Inc., a registered broker-dealer, since March 2001. He is also President of Berghoff & Co. Capital Management, Inc., a registered investment adviser with the state of Illinois, since January 2002.	2	None

Lawrence P. Meehan(1) 3750 West Deerfield Road Riverwoods, Illinois 60015 (59)	Trustee	Since 2008	Mr. Meehan is a Principal of Reinhart Partners, Inc., an SEC registered investment adviser, since October 1992.	2	None

See report of independent registered public accounting firm regarding supplemental information.

Federal Life Trust
(A Delaware Series Statutory Trust)
Supplementary Information (Unaudited)
December 31, 2010

Interested Trustees

Name, Address and Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During Last 5 years	Number of Portfolios in Portfolio Complex Overseen by Trustee	Other Trusteeships Held By Trustee

William S. Austin(1)(2(3) 3750 West Deerfield Road Riverwoods, Illinois 60015 (47)	Trustee	Since 2008	Mr. Austin is the President and Chief Operating Officer of Federal Life Insurance Co. (Mutual) since February 2002. He is also Executive Vice President of FED Mutual Financial Services, Inc. since February 2007.	2	None

See report of independent registered public accounting firm regarding supplemental information.

Federal Life Trust
(A Delaware Series Statutory Trust)
Supplementary Information (Unaudited)
December 31, 2010

Officers

Name, Address and Age	Position with the Portfolio	Term of Office and Length of Time Served	Principal Occupation(s) During Last 5 years

William S. Austin(1)(2)(3) 3750 West Deerfield Road Riverwoods, Illinois 60015 (47)	President	Since 2008
Mr. Austin is the President and Chief Operating Officer of Federal Life Insurance Company (Mutual) since February 2002. He is also Executive Vice President of FED Mutual Financial Services, Inc. since February 2007.

Fred T. Barth(3) 3750 West Deerfield Road Riverwoods, Illinois 60015 (65)	Treasurer	Since 2008	Mr. Barth is the Controller and Accounting Officer of Federal Life Insurance Company (Mutual) since June 1996. He is also Treasurer of FED Mutual Financial Services, Inc. since October 1996.

Christine Q. Kaefer(3) 3750 West Deerfield Road Riverwoods, Illinois 60015 (52)	Chief Compliance Officer	Since 2008
Ms. Kaefer is the Marketing Services Officer of Federal Life Insurance Company (Mutual) since November 1987. She is also Chief Compliance Officer of FED Mutual Financial Services, Inc. since February 1988.

Judy A. Manning(3) 3750 West Deerfield Road Riverwoods, Illinois 60015 (60)	Secretary	Since 2008	Ms. Manning is the Secretary of Federal Life Insurance Company (Mutual) since June 2006, and the Secretary to the Chairman as CEO since July 1977.

(1) Each Trustee serves for an indefinite term, until his or her resignation, death or removal.
(2) William S. Austin is considered to be an Interested Trustee of the Trust within the meaning of the 1940 Act.
(3) The President, the Treasurer and the Secretary of the Trust each hold office until his or her successors are chosen and qualified, or in each case, until he or she sooner dies, resigns, is removed or becomes disqualified.  All other officers hold office at the pleasure of the Trustees.

See report of independent registered public accounting firm regarding supplemental information.

Federal Life Trust
(A Delaware Series Statutory Trust)
Supplementary Information (Unaudited)
December 31, 2010

Independent Trustees, Interested Trustees & Officers (continued)

Except for their service on the Trust’s Board of Trustees, the independent trustees named above have not held any positions during the past two years with any Portfolio, the Adviser, the Subadviser or the Distributor, or any affiliate of the foregoing.

Total remuneration paid to the independent trustees and FLC Investment Management Company, LLC, the investment adviser to the Portfolios and the only affiliate of the officers and trustees of the Trust who was compensated by the Trust for the applicable period, was $16,750 for the year ended December 31, 2010.

The Statement of Additional Information (SAI) includes additional information about the Trustees and is available, without charge, upon request, by calling toll free 1-800-223-3750 or on the Securities and Exchange Commission's (the "SEC") website at www.sec.gov.

Corporate Dividend Received Deduction

For the taxable year ended December 31, 2010, 51.62% and 0.00% of dividends paid from net investment income, including short-term capital gains, qualifies for the dividends received deduction available to corporate shareholders of the Federal Life Equity Portfolio and Federal Life Fixed Income Portfolio, respectively.

Portfolio Holdings

The Trust files its complete schedule of portfolio holdings for each Portfolio with the SEC for the first and third quarters of each fiscal year on Form N-Q. Copies of the Trust’s Forms N-Q are available without a charge, upon request, by contacting Federal Life Insurance Company (Mutual) at 3750 West Deerfield Road, Riverwoods, Illinois 60015, calling 1-800-233-3750 or accessing the SEC's website at www.sec.gov. You may also review and copy the Trust’s Forms N-Q at the SEC's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplication fee charges, by calling toll-free   1-800-732-0330.

Proxy Voting

The Trust has delegated the responsibility for voting proxies to the Adviser as part of the Adviser’s general management of the Portfolio, subject to continuing oversight by the Board of Trustees. Portfolio policies and procedures used to determine how to vote proxies relating to portfolio securities and a summary of how the Adviser voted Portfolio proxies during the most recent 12-month period ending June 30, 2010, are available without charge, upon request, by calling toll-free 1-800-233-3750 or on the SEC’s website at www.sec.gov.

See report of independent registered public accounting firm regarding supplemental information.

Item 2.  Code of Ethics

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or any persons performing similar functions on behalf of the registrant. During the period covered by this report, there have been no amendments to a provision of the registrant’s code of ethics that relate to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. The registrant’s code of ethics is attached as an exhibit to this Form N-CSR.

Item 3.  Audit Committee Financial Expert

The Board of Trustees of the registrant has determined that Paul H. Berghoff, Jr., the Chairperson of the Audit Committee, qualifies as an “audit committee financial expert”, as such term is defined in paragraph (b) of Item 3 of Form N-CSR, and is an “independent” trustee within the meaning of paragraph (a)(2) of Item 3 of Form N-CSR. Mr. Berghoff has served as President of Berghoff & Company, Inc., a registered broker-dealer, since March 2001. He has also been President of Berghoff & Company Capital Management, Inc., a registered investment adviser with the state of Illinois, since January 2002. As part of those roles, Mr. Berghoff has served as the principal financial officer of both of those entities.

Item 4.  Principal Accountant Fees and Services

(a)
Audit Fees: The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were [expected to be approximately] $15,000 for the fiscal year ended December 31, 2010 and $12,000 for the fiscal year ended December 31, 2009. These fees were incurred and paid by Federal Life Insurance Company (Mutual).

(b)
Audit-Related Fees: The aggregate fees billed for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were $0 for the fiscal year ended December 31, 2010 and $0 for the fiscal year ended December 31, 2009. The aggregate fees billed for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that are reasonably related to the performance of the audit of the registrant’s financial statements, that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, and that are not reported under paragraph (a) of this Item, were $0 for the fiscal year ended December 31, 2010 and $0 for the fiscal year ended December 31, 2009.

(c)
Tax Fees: The aggregate fees billed for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice, and tax planning were $0 for the fiscal year ended December 31, 2010 and $0 for the fiscal year ended December 31, 2009. The aggregate fees billed for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, for tax compliance, tax advice and tax planning that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X were $0 for the fiscal year ended December 31, 2010 and $0 for the fiscal year ended December 31, 2009.

(d)
All Other Fees: The aggregate fees billed for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 for the fiscal year ended December 31, 2010 and $0 for the fiscal year ended December 31, 2009. The aggregate fees billed for products and services provided by the principal accountant to the investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that must be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, other than the services reported in paragraph (a) through (c) of this Item, were $0 for the fiscal year ended December 31, 2010 and $0 for the fiscal year ended December 31, 2009.

(e)
(1) The registrant’s Audit Committee is required to pre-approve all audit and non-audit services performed for the registrant by the registrant’s principal accountant in order to assure that the provision of such services does not impair the principal accountant’s independence. The Audit Committee is also required to pre-approve certain non-audit services performed by the registrant’s principal accountant for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee may delegate pre-approval authority to one or more of its members. The member or members to whom such authority is delegated must report any pre-approval decisions to the full Audit Committee at its next regularly scheduled meeting. Notwithstanding the foregoing, under certain circumstances, pre-approval of non-audit services of a de minimis amount is not required.

(2) No services described in paragraphs (b) through (d) of this Item, including services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, were approved by the registrant’s Audit Committee pursuant to the waiver provisions of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)
The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $0 for the fiscal year ended December 31, 2010 and $0 for the fiscal year ended December 31, 2009.

(h)
Because there were no non-audit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, the registrant’s Audit Committee was not asked to consider whether the provision of non-audit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant which were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants

Not applicable.

Item 6.  Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.  Portfolio Managers of Closed-end Management Investment Companies

Not applicable.

Item 9.  Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 11.  Controls and Procedures

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits

(a)	(1)	Code of Ethics as required by Item 2. Filed as an attachment to this filing.

(2)
Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)
Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Federal Life Trust

/s/ William S. Austin
William S. Austin
President & Trustee
March 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ William S. Austin
William S. Austin
President & Trustee
March 7, 2011

/s/ Fred T. Barth
Fred T. Barth
Treasurer
March 7, 2011